UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: __
  This Amendment (Check only one.)          [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lincluden Management Limited
Address:          1275 North Service Road W., Suite 607
                  Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alanna Sinclair-Whitty
Title:   Assistant Vice President and Secretary
Phone:   (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty Oakville, Ontario, Canada Nov 1, 2006
[Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total:  $651,690
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number                    Name

1                      028-11931            Old Mutual (US) Holdings Inc.
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

Name of                       Title of                 Value       Shares Sh/ Put/ Investment Other           Voting Authority
Issuer                        Class          Cusip     $000's      or Prn Prn Call Discretion Managers    Sole     Shared    None
                                                                   Amt
ACTIVISION INC NEW            COM NEW        004930202  $ 3,583   237,272 Shs      DEFINED         1     237,272
ALCAN INC.                    COM            013716105 $ 25,501   572,420 Shs      DEFINED         1     572,420
AON CORP                      COM            037389103  $ 4,803   141,800 Shs      DEFINED         1     141,800
ARACRUZ CELULOSE SA           SPON ADR PFD B 038496204  $ 3,176    63,810 Shs      DEFINED         1      63,810
AXA                           SPON ADR       054536107  $ 3,285    89,010 Shs      DEFINED         1      89,010
BANK OF AMERICA CORPORATION   COM            060505104  $ 8,406   156,916 Shs      DEFINED         1     156,916
BANK MONTREAL QUE             COM            063671101 $ 47,950   783,280 Shs      DEFINED         1     783,280
BANK NOVA SCOTIA HALIFAX      COM            064149107 $ 32,742   761,790 Shs      DEFINED         1     761,790
BARCLAYS PLC                  SPON ADR       06738e204  $ 3,351    66,000 Shs      DEFINED         1      66,000
BARRICK GOLD INC.             COM            067901108 $ 28,277   920,641 Shs      DEFINED         1     920,641
BCE INC                       COM            05534B109 $ 24,331   896,941 Shs      DEFINED         1     896,941
BT GROUP PLC                  SPON ADR       05577E101  $ 3,539    70,000 Shs      DEFINED         1      70,000
CAE INC                       COM            124765108 $ 17,502 2,052,724 Shs      DEFINED         1   2,052,724
CAMECO  CORP.                 COM            13321L108 $ 27,857   611,910 Shs      DEFINED         1     611,910
CDN IMPERIAL BANK OF COMMERCE COM            136069101  $ 7,846    83,330 Shs      DEFINED         1      83,330
CHEVRON                       COM            166764100  $ 4,689    72,300 Shs      DEFINED         1      72,300
COCA COLA CO                  COM            191216100  $ 2,234    50,000 Shs      DEFINED         1      50,000
COMMERCE BANCORP INC NJ       COM            200519106  $ 3,043    82,900 Shs      DEFINED         1      82,900
DANAHER CORP DEL              COM            235851102  $ 3,359    48,910 Shs      DEFINED         1      48,910
DELL INC.                     COM            24702R101  $ 3,791   166,000 Shs      DEFINED         1     166,000
DOMTAR INC                    COM            257561100 $ 13,422 2,286,900 Shs      DEFINED         1   2,286,900
DOW CHEMICAL                  COM            260543103  $ 3,330    85,450 Shs      DEFINED         1      85,450
DU PONT E I DE NEMOURS & CO   COM            263534109  $ 3,324    77,600 Shs      DEFINED         1      77,600
FRANCE TELECOM SA             SPON ADR       35177Q105  $ 4,423   189,750 Shs      DEFINED         1     189,750
GLAXOSMITHKLINE PLC           SPON ADR       37733W105  $ 1,449    27,220 Shs      DEFINED         1      27,220
HONEYWELL INTL INC            COM            438516106  $ 5,322   130,130 Shs      DEFINED         1     130,130
HSBC HLDGS PLC                SPON ADR NEW   404280406  $ 5,266    57,535 Shs      DEFINED         1      57,535
IMPERIAL OIL LTD              COM NEW        453038408 $ 16,618   495,710 Shs      DEFINED         1     495,710
JP MORGAN CHASE & CO.         COM            46625H100  $ 5,447   116,000 Shs      DEFINED         1     116,000
JOHNSON & JOHNSON             COM            478160104  $ 6,977   107,440 Shs      DEFINED         1     107,440
KINROSS GOLD CORP             COM NO PAR     496902404 $ 20,491 1,637,100 Shs      DEFINED         1   1,637,100
LANDAUER INC                  COM            51476K103  $ 2,581    53,875 Shs      DEFINED         1      53,875
LSI LOGIC CORP                COM            502161102  $ 1,672   203,400 Shs      DEFINED         1     203,400
MAGNA INTL INC                CL A           559222401 $ 29,186   401,990 Shs      DEFINED         1     401,990
MICROSOFT CORP.               COM            594918104  $ 5,139   187,910 Shs      DEFINED         1     187,910
NTT DOCOMO INC                SPON ADR       62942M201  $ 1,487    96,500 Shs      DEFINED         1      96,500
NOKIA CORP                    SPON ADR       654902204  $ 5,057   256,815 Shs      DEFINED         1     256,815
NORTEL NETWORKS CORP NEW      COM            656568102 $ 11,255 4,933,075 Shs      DEFINED         1   4,933,075
NOVA CHEMICALS CORP.          COM            66977W109 $ 34,386 1,122,130 Shs      DEFINED         1   1,122,130
PETRO-CDA                     COM            71644E102 $ 19,412   482,040 Shs      DEFINED         1     482,040
PFIZER INC                    COM            717081103  $ 5,380   189,700 Shs      DEFINED         1     189,700
RADIOSHACK CORP               COM            750438103  $ 3,900   202,100 Shs      DEFINED         1     202,100
ROGERS COMMUNICATIONS INC     CL B           775109200 $ 23,475   428,730 Shs      DEFINED         1     428,730
SAFEWAY INC                   COM NEW        786514208  $ 4,146   136,620 Shs      DEFINED         1     136,620
SIEMENS AG                    SPON ADR       826197501  $ 1,524    17,500 Shs      DEFINED         1      17,500
SOUTHWEST AIRLS CO            COM            844741108  $ 1,922   117,400 Shs      DEFINED         1     117,400
STRYKER CORP                  COM            863667101  $ 3,810    76,840 Shs      DEFINED         1      76,840
SUN LIFE FINL INC.            COM            866796105 $ 22,439   547,000 Shs      DEFINED         1     547,000
TALISMAN ENERGY INC           COM            87425E103 $ 23,950 1,467,640 Shs      DEFINED         1   1,467,640
THOMSON CORP                  COM            884903105 $ 30,979   769,440 Shs      DEFINED         1     769,440
TIMBERLAND CO                 CL A           887100105  $ 3,716   129,150 Shs      DEFINED         1     129,150
TORONTO DOMINION BK ONT       COM NEW        891160509 $ 45,557   766,620 Shs      DEFINED         1     766,620
TOTAL S A                     SPON ADR       89151E109  $ 3,182    48,259 Shs      DEFINED         1      48,259
TRANSALTA CORP                COM            89346D107 $ 12,396   584,100 Shs      DEFINED         1     584,100
UNITED TECHNOLOGIES CORP      COM            913017109  $ 5,655    89,260 Shs      DEFINED         1      89,260
ZALE CORP NEW                 COM            988858106  $ 4,150   149,600 Shs      DEFINED         1     149,600
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